Note 17 - Impairment of Non-current Assets - Explanation of Inputs, Assumptions and Estimation Techniques Used to Apply Impairment Requirements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The 2019 to 2022 average [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	$ 17.23
The 2019 to 2022 average [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	1,318
The 2019 to 2022 average [member] | Lead (per pound) [member]
Statement Line Items [Line Items]
Average commodity price	0.99
The 2019 to 2022 average [member] | Zinc (per pound) [member]
Statement Line Items [Line Items]
Average commodity price	1.19
Long-term [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	18.50	$ 20
Long-term [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price	1,350	1,350
Long-term [member] | Lead (per pound) [member]
Statement Line Items [Line Items]
Average commodity price	1	1
Long-term [member] | Zinc (per pound) [member]
Statement Line Items [Line Items]
Average commodity price	$ 1.19	1.16
The 2018-2021 average [member] | Silver (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price		19.38
The 2018-2021 average [member] | Gold (per ounce) [member]
Statement Line Items [Line Items]
Average commodity price		1,333
The 2018-2021 average [member] | Lead (per pound) [member]
Statement Line Items [Line Items]
Average commodity price		1.08
The 2018-2021 average [member] | Zinc (per pound) [member]
Statement Line Items [Line Items]
Average commodity price		$ 1.36